LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
LEASES

NOTE－12 LEASES

We determine whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified plant and equipment explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as we have elected the practical expedient. Some of our operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Condensed Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, our incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term. We had no financing leases as of September 30, 2025 and December 31, 2024.

As of September 30, 2025, the leases used a weighted average incremental borrowing rate of 4.90% to determine the present value of the lease payments. The weighted average remaining life of the lease was 2.28 years.

As of December 31, 2024, the leases used a weighted average incremental borrowing rate of 5.63% to determine the present value of the lease payments. The weighted average remaining life of the lease was 2.32 years.

During the nine months period ended September 30, 2025, 4 new lease arrangements was entered, and accounted as per ASC Topic 842.

The Company excluded short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense, as follows:

	Nine months ended September 30,
	2025	2024

Operating lease expense (per ASC 842)	$356,463	$319,559
Short-term lease expense (other than ASC 842)	60,656	60,247
Total lease expense	$417,119	$379,806

As of September 30, 2025, right-of-use assets were $838,050 and lease liabilities were $839,354.

As of December 31, 2024, right-of-use assets were $751,672 and lease liabilities were $753,375.

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of our operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of September 30, 2025

The below table summarizes our (i) minimum lease payments over the next five years and after, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next five years and after ending September 30:

Periods ended September 30,	Operating lease amount
2026	$300,674
2027	192,526
2028	116,370
2029	116,370
2030	116,370
after	101,668
Total	943,978
Less: interest	(104,624)
Present value of lease liabilities	$839,354
Less: non-current portion	(574,505)
Present value of lease liabilities – current liability	$264,849

NOTE－12 LEASES

We determine whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified plant and equipment explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as we have elected the practical expedient. Some of our operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

Operating leases are included in the operating lease right-of-use assets, current and non-current operating lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, our incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term. We had no financing leases as of December 31, 2024 and 2023.

As of December 31, 2024, the leases used a weighted average incremental borrowing rate of 5.63% to determine the present value of the lease payments. The weighted average remaining life of the lease was 2.32 years.

As of December 31, 2023, the leases used a weighted average incremental borrowing rate of 5.58% to determine the present value of the lease payments. The weighted average remaining life of the lease was 2.85 years.

During the year ended December 31, 2024, no new lease arrangements was entered, and accounted as per ASC Topic 842.

The Company excluded short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense, as follows:

	Years ended December 31,
	2024	2023

Operating lease expense (per ASC 842)	$435,139	$569,508
Short-term lease expense (other than ASC 842)	73,577	119,990
Total lease expense	$508,716	$689,497

As of December 31, 2024, right-of-use assets were $751,672 and lease liabilities were $753,375.

As of December 31, 2023, right-of-use assets were $1,407,956 and lease liabilities were $1,411,226.

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of our operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments as of December 31, 2024

The below table summarizes our (i) minimum lease payments over the next three years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Years ended December 31,	Operating lease amount
2025	$392,520
2026	239,507
2027	172,119
Total	804,146
Less: interest	(50,771)
Present value of lease liabilities	$753,375
Less: non-current portion	(392,754)
Present value of lease liabilities – current liability	$360,621